Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

24.Related party transactions

The table below sets forth the major related parties and their relationships with the Group:

Related parties	Relationship with the Group
Relx Inc. and entities within Relx Inc.’s operations	Under common control of beneficial owner
Sunnyheart Inc. and entities within Sunnyheart Inc.’s operations	Under common control of beneficial owner
Ms. Ying (Kate) Wang	Shareholder of Relx Inc., shareholder of Sunnyheart Inc., Chief Executive Officer of the Group

(a)Major related parties’ transactions were as follows:

	For the year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Expenses allocated (to)/ from related parties:
- Expenses allocated to Relx Inc.’s operations (i)	(13,370)	(41,842)	(36,455)
- Expenses allocated from Relx Inc.’s operations (i)	2,696	22,954	33,812
Sales to related parties:
- Entity within Relx Inc.’s operations (ii)	293,530	1,038,224	1,255,330
- Others	—	—	989
Purchase from related parties:
- Entity within Relx Inc.’s operations (iii)	71,156	5,986	204
- Others	1,212	7,434	8,463
Other transactions with related parties:
- Redemption of long-term investments by Relx Inc. and Sunnyheart Inc. (iv)	588,872	—	—
- Equipment leasing to related parties	—	—	508
- Investment in associates	—	—	330
- Others	—	—	149
Total	944,096	1,032,756	1,263,330
(i)	Certain employees concurrently worked for the Group and Relx Inc.’s operations, staff costs and related expenses were shared by the Group and Relx Inc.’s operations. A portion of these staff costs and related expenses was allocated to/from Relx Inc.’s operations.
(ii)	Since June 2021, the Group has sold certain raw materials and finished goods to entities within Relx Inc.’s operations, in the ordinary course of the Group’s operating activities.
(iii)	Since 2023, the Group has purchased certain finished goods from entities within Relx Inc.’s operations, in the ordinary course of the Group’s operating activities.
(iv)	In September 2023, the Group purchased certain shares of its affiliated entities from several third-party selling shareholders. In December 2023, along with the updates in the Group’s international expansion plan, the previously acquired share investments were redeemed by its two affiliated entities. The difference between consideration received and the carrying amount of equity investments disposed was recognized as investment income in the consolidated statements of comprehensive income.

24.Related party transactions (Continued)

(b)The Group also received financing from and provided financing to related parties as follows:

	For the year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Financing (received from)/provided to related parties:
- Financing proceeds received from Relx Inc.’s operations and Sunnyheart Inc.’s operations (i)	(41,107)	—	—
- Repayment of financing proceeds received from Relx Inc.’s operations and Sunnyheart Inc.’s operations (i)	—	41,107	—
- Others	(327)	—	—
Total	(41,434)	41,107	—
(i)	In 2023, prior to the business combination (refer to Note 1 (e)), entities within Relx Inc.’s operations and Sunnyheart Inc.’s operations provided certain fundings to SS North Asia, Sunnyheart and Relx Indonesia to support their business. Such related party transactions of the acquired businesses were included in the Group’s consolidated financial statements retrospectively. The Group paid back these fundings in 2024.
(c)	Major balances with related parties were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Amounts due from related parties
Current
- Expenses allocated to Relx Inc.’s operations	11,671	24,271
- Receivables from sales of products and related transactions	334,431	185,809
- Others	30	159
Total	346,132	210,239

Amounts due to related parties
Current
- Expenses allocated from Relx Inc.’s operations	(17,000)	(16,214)
- Purchase from related parties	(10)	(104)
- Dividend payable	(9,037)	(456,882)
- Others	(1,354)	(1,427)
Total	(27,401)	(474,627)